Loans, Allowance for Credit Losses, Credit Quality and Off-Balance Sheet Credit Exposures (Details 3) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Residential real estate - 1st lien [Member]
2024-2023	$ 28,738	$ 30,542
2023-2022	29,922	39,839
2022-2021	35,688	41,343
2021-2020	37,417	34,797
2020-2019	31,465	10,054
Revolving loan amortized cost basis	2,593	1,440
Revolving loan converted to term	0	0
Total loan	218,091	208,825
Prior	52,268	50,810
Residential real estate - 1st lien [Member] | Pass [Member]
2024-2023	28,738	30,378
2023-2022	29,761	39,540
2022-2021	35,389	41,214
2021-2020	37,294	32,966
2020-2019	29,691	10,018
Revolving loan amortized cost basis	2,593	1,440
Revolving loan converted to term	0	0
Total loan	215,342	206,141
Prior	51,876	50,585
Residential real estate - 1st lien [Member] | Special mention [Member]
2024-2023	0	164
2023-2022	161	299
2022-2021	0	129
2021-2020	0	0
2020-2019	0	0
Revolving loan amortized cost basis	0	0
Revolving loan converted to term	0	0
Total loan	373	592
Prior	212	0
Residential real estate - 1st lien [Member] | Substandard Doubtful [Member]
2024-2023	0	0
2023-2022	0	0
2022-2021	299	0
2021-2020	123	1,831
2020-2019	1,774	36
Revolving loan amortized cost basis	0	0
Revolving loan converted to term	0	0
Total loan	2,376	2,092
Prior	180	225
Municipal [Member]
2024-2023	34,769	29,055
2023-2022	180	695
2022-2021	458	3,263
2021-2020	2,858	4,571
2020-2019	3,696	527
Revolving loan amortized cost basis	15,989	6,176
Revolving loan converted to term	0	0
Total loan	67,087	54,467
Prior	9,137	10,180
Municipal [Member] | Pass [Member]
2024-2023	34,769	29,055
2023-2022	180	695
2022-2021	458	3,263
2021-2020	2,858	4,571
2020-2019	3,696	527
Revolving loan amortized cost basis	15,989	6,176
Revolving loan converted to term	0	0
Total loan	67,087	54,467
Prior	9,137	10,180
Residential real estate - Jr lien [Member]
2024-2023	3,990	2,239
2023-2022	1,765	1,940
2022-2021	1,845	350
2021-2020	301	596
2020-2019	526	489
Revolving loan amortized cost basis	24,556	23,298
Revolving loan converted to term	1,512	1,659
Total loan	35,691	31,669
Prior	1,196	1,098
Residential real estate - Jr lien [Member] | Pass [Member]
2024-2023	3,990	2,239
2023-2022	1,765	1,940
2022-2021	1,845	350
2021-2020	301	596
2020-2019	526	489
Revolving loan amortized cost basis	24,556	23,298
Revolving loan converted to term	1,512	1,659
Total loan	35,668	31,640
Prior	1,173	1,069
Residential real estate - Jr lien [Member] | Substandard Doubtful [Member]
2024-2023	0	0
2023-2022	0	0
2022-2021	0	0
2021-2020	0	0
2020-2019	0	0
Revolving loan amortized cost basis	0	0
Revolving loan converted to term	0	0
Total loan	23	29
Prior	23	29
Consumer [Member]
2024-2023	1,466	1,685
2023-2022	764	829
2022-2021	442	405
2021-2020	188	211
2020-2019	75	97
Revolving loan amortized cost basis	0	0
Revolving loan converted to term	0	0
Total loan	3,054	3,314
Prior	119	87
Consumer [Member] | Pass [Member]
2024-2023	1,466	1,685
2023-2022	764	829
2022-2021	442	405
2021-2020	188	211
2020-2019	75	97
Revolving loan amortized cost basis	0	0
Revolving loan converted to term	0	0
Total loan	3,054	3,314
Prior	119	87
Commercial [Member]
2024-2023	24,900	16,186
2023-2022	13,224	19,951
2022-2021	16,106	13,881
2021-2020	10,113	3,229
2020-2019	1,990	4,012
Revolving loan amortized cost basis	50,094	58,381
Revolving loan converted to term	0	0
Total loan	124,056	121,705
Prior	7,629	6,065
Commercial [Member] | Pass [Member]
2024-2023	24,900	15,876
2023-2022	12,876	18,645
2022-2021	14,797	12,964
2021-2020	9,402	2,776
2020-2019	1,696	3,744
Revolving loan amortized cost basis	44,079	46,645
Revolving loan converted to term	0	0
Total loan	113,766	104,607
Prior	6,016	3,957
Commercial [Member] | Special mention [Member]
2024-2023	0	310
2023-2022	50	887
2022-2021	34	750
2021-2020	148	0
2020-2019	0	10
Revolving loan amortized cost basis	1,302	9,285
Revolving loan converted to term	0	0
Total loan	1,534	11,802
Prior	0	560
Commercial [Member] | Substandard Doubtful [Member]
2024-2023	0	0
2023-2022	298	419
2022-2021	1,275	167
2021-2020	563	453
2020-2019	294	258
Revolving loan amortized cost basis	4,713	2,451
Revolving loan converted to term	0	0
Total loan	8,756	5,296
Prior	1,613	1,548
Commercial Real Estate [Member]
2024-2023	54,938	70,905
2023-2022	69,509	83,826
2022-2021	90,849	40,413
2021-2020	36,020	46,723
2020-2019	43,724	36,086
Revolving loan amortized cost basis	70,076	49,721
Revolving loan converted to term	0	0
Total loan	472,153	414,881
Prior	107,037	87,207
Commercial Real Estate [Member] | Pass [Member]
2024-2023	54,938	70,549
2023-2022	69,509	83,453
2022-2021	90,849	38,942
2021-2020	33,881	43,405
2020-2019	36,087	34,725
Revolving loan amortized cost basis	70,076	49,721
Revolving loan converted to term	0	0
Total loan	459,612	406,483
Prior	104,272	85,688
Commercial Real Estate [Member] | Special mention [Member]
2024-2023	0	0
2023-2022	0	373
2022-2021	0	1,471
2021-2020	1,536	0
2020-2019	4,741	0
Revolving loan amortized cost basis	0	0
Revolving loan converted to term	0	0
Total loan	7,063	1,844
Prior	786	0
Commercial Real Estate [Member] | Substandard Doubtful [Member]
2024-2023	0	356
2023-2022	0	0
2022-2021	0	0
2021-2020	603	3,318
2020-2019	2,896	1,361
Revolving loan amortized cost basis	0	0
Revolving loan converted to term	0	0
Total loan	5,478	6,554
Prior	1,979	1,519
Purchased [Member]
2024-2023	0	5,186
2023-2022	4,100	94
2022-2021	81	1,581
2021-2020	900	1,464
2020-2019	1,012	2,244
Revolving loan amortized cost basis	0	0
Revolving loan converted to term	0	0
Total loan	7,809	10,569
Prior	1,716	0
Purchased [Member] | Pass [Member]
2024-2023	0	5,186
2023-2022	4,100	94
2022-2021	81	1,581
2021-2020	900	1,464
2020-2019	1,012	2,244
Revolving loan amortized cost basis	0	0
Revolving loan converted to term	0	0
Total loan	7,809	10,569
Prior	1,716	0
Total Loans Amount [Member]
2024-2023	148,801	155,798
2023-2022	119,464	147,174
2022-2021	145,469	101,236
2021-2020	87,797	91,591
2020-2019	82,488	53,509
Revolving loan amortized cost basis	163,308	139,016
Revolving loan converted to term	1,512	1,659
Total loan	927,941	845,430
Prior	179,102	155,447
Current period gross charge-offs Two [Member] | Consumer [Member]
2024-2023	1	33
2023-2022	30	32
2022-2021	3	1
2021-2020	3	0
2020-2019	0	4
Total loan	93	131
Prior	56	61
Current period gross charge-offs Two [Member] | Residential real estate - 1st lien [Member]
2024-2023	0	0
2023-2022	0	0
2022-2021	0	0
2021-2020	0	0
2020-2019	45	0
Total loan	126	2
Prior	81	2
Current period gross charge-offs Two [Member] | Commercial & Industrial [Member]
2024-2023	0	0
2023-2022	14	150
2022-2021	0	25
2021-2020	5	0
2020-2019	0	0
Total loan	1,263	387
Prior	1,244	212
Total current period gross charge-offs [Member]
2024-2023	1	33
2023-2022	44	182
2022-2021	3	26
2021-2020	8	0
2020-2019	45	4
Total loan	1,482	520
Prior	$ 1,381	$ 275